MITCHELL HUTCHINS LIR SELECT MONEY FUND                        SEMIANNUAL REPORT

                                                               December 15, 1999

Dear Shareholder,

We are pleased to present you with the semiannual report for the Mitchell Hutchins LIR Select Money Fund (the "Fund") for the six-month period ended October 31, 1999.

MARKET REVIEW
--------------------------------------------------------------------------------
[Graphic omitted]
During the past six-month period, fears of higher inflation became the dominant theme of the fixed income markets, and bond yields rose in response. Interest rates rose as the markets reacted to improving economic prospects in Asia and Latin America, rapidly growing U.S. demand, higher oil prices and fears that future wage increases might not be offset by commodity deflation. By the end of the semiannual period on October 31, 1999, the Federal Reserve had raised the federal funds rate twice, by 0.25% each time, to 5.25%. After period-end the Fed raised rates for a third time, to 5.50%.

PORTFOLIO REVIEW
-------------------------------------------------------------------------------
[Graphic omitted]       Institutional Shares--Performance and Characteristics

                                                    10/31/99        4/30/99
            --------------------------------------------------------------------
            Current Seven-Day Average Yield(1)        5.34%           4.86%
            Effective Seven-Day Yield(1)              5.48%           4.98%
            Weighted Average Maturity                38 days         36 days
            Net Assets                           $1.725 billion  $1.323 billion
--------------------------------------------------------------------------------

HIGHLIGHTS

Throughout the six-month period we positioned the Fund slightly "short" to its peer group--that is, with a slightly lower weighted-average maturity. The Fund tends to remain short in order to meet investors' liquidity needs. We seek to enhance yield by employing a "barbell" strategy--concentrating most of the portfolio in short-term obligations to provide liquidity, but allocating a portion to longer-term obligations to provide yield. To enhance yield, the Fund may allocate a portion of the portfolio to obligations deemed to have maturities of up to 13 months.

     MITCHELL HUTCHINS
     LIR SELECT MONEY FUND

     INVESTMENT GOAL:
     Maximum current income
     consistent with liquidity and
     capital preservation

     PORTFOLIO  MANAGER:
     Kris Dorr, Mitchell Hutchins
     Asset Management Inc.

     COMMENCEMENT:
     August 10, 1998

     DIVIDEND PAYMENTS:
     Monthly

------------------------
1 Yields will fluctuate.

SEMIANNUAL REPORT

MITCHELL HUTCHINS LIR SELECT MONEY FUND--SECTOR ALLOCATION*
As of 10/31/99                 %         As of 4/30/99                     %
--------------------------------------------------------------------------------
Commercial Paper             59.5        Commercial Paper                62.0
Time Deposits                11.5        Domestic Master Notes           15.5
Domestic Master Notes         9.1        Funding Agreements              10.2
Short-Term Corporate          5.8        Time Deposits                    4.5
Bank Notes                    5.5        Short-Term Corporate             2.7
Repurchase Agreements         3.0        Certificates of Deposit          2.0
Certificates of Deposit       2.9        Bank Notes                       1.9
U.S. Gov't & Agency           1.8        Money Market Funds               1.2
Money Market Funds            0.9
--------------------------------------------------------------------------------
Total                       100.0        Total                          100.0

OUTLOOK

The Federal Reserve has established a special Y2K lending program under which credit may be extended to depository institutions to ease liquidity pressures over the century date change. The Federal Reserve Bank of New York has said it will expand the types of collateral it accepts in repurchase transactions, will extend the maximum term of its repurchase transactions from 60 to 90 days and will introduce a standby financing facility for banks.

     It is likely that issues of new short-term debt will decrease toward year-end, limiting supplies and potentially triggering price increases. Also, investors might seek safety by reducing their exposure to corporate credits and increasing their positions in U.S. government securities, precipitating a "flight to quality." To provide sufficient liquidity at year-end, we may increase the Fund's holdings of U.S. government securities. However, this planned defensive posture may change in response to changing market circumstances as Y2K approaches.

---------------
* Weightings represent percentages of portfolio assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

MITCHELL HUTCHINS LIR SELECT MONEY FUND                        SEMIANNUAL REPORT

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW of a fund in the PaineWebber Family of Funds,(2) please contact your Financial Advisor.


Sincerely,

/s/ MARGO ALEXANDER                      /s/ BRIAN M. STORMS
-------------------                      -------------------
MARGO ALEXANDER                          BRIAN M. STORMS
Chairman and Chief Executive Officer     President and Chief Operating Officer
Mitchell Hutchins Asset Management Inc.  Mitchell Hutchins Asset Management Inc.


/s/ DENNIS L. MCCAULEY                   /s/ KRIS DORR
----------------------                   -------------
DENNIS L. MCCAULEY                       KRIS DORR
Managing Director and                    Portfolio Manager
Chief Investment Officer--Fixed Income   Mitchell Hutchins LIR Select Money Fund
Mitchell Hutchins Asset Management Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended October 31, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.



--------------
2 Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

MITCHELL HUTCHINS LIR SELECT MONEY FUND

STATEMENT OF NET ASSETS                             OCTOBER 31, 1999 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                        MATURITY              INTEREST
   (000)                                                                          DATES                  RATES              VALUE
  --------                                                                       --------              --------             -----
U.S. GOVERNMENT AGENCY OBLIGATIONS--1.74%
      $15,000   Federal National Mortgage Association ..................         08/09/00                5.370%*      $ 14,994,221
       15,000   Student Loan Marketing Association .....................         08/03/00                5.795*         14,994,344
                                                                                                                      ------------
Total U.S. Government Agency Obligations (cost--$29,988,565)                                                            29,988,565
                                                                                                                      ------------

BANK NOTES--5.22%
       15,000   Bank of Nova Scotia ....................................         10/02/00                5.920          14,959,516
       50,000   Comerica Bank, N.A., Detroit ...........................         11/09/99                5.383          49,998,769
       25,000   Harris Trust & Savings Bank ............................         02/01/00                5.000          24,998,179
                                                                                                                      ------------
Total Bank Notes (cost--$89,956,464) ...................................                                                89,956,464
                                                                                                                      ------------

CERTIFICATES OF DEPOSIT--2.78%
YANKEE--2.78%
        8,000   Canadian Imperial Bank of Commerce .....................         02/07/00                5.010           7,999,172
       10,000   Deutsche Bank AG .......................................         01/18/00                5.518*         10,000,000
       10,000   Dresdner Bank AG .......................................         07/24/00                5.379*          9,997,168
       20,000   Royal Bank of Canada ...................................         03/09/00                5.235          19,999,548
                                                                                                                      ------------
Total Certificates of Deposit (cost--$47,995,888) ......................                                                47,995,888
                                                                                                                      ------------

COMMERCIAL PAPER@--56.82%
ASSET-BACKED--BANKING--5.29%
       42,000   Atlantis One Funding Corporation .......................   01/21/00 to 01/25/00     5.410 to 05.870     41,456,034
       50,048   Wood Street Funding Corporation ........................   11/22/99 to 11/26/99          5.350          49,868,031
                                                                                                                      ------------
                                                                                                                        91,324,065
                                                                                                                      ------------

ASSET-BACKED--FINANCE--2.96%
       10,000   Beta Finance, Incorporated .............................         01/24/00                5.440           9,873,067
       41,700   CC (USA) Incorporated ..................................   11/17/99 to 02/15/00      4.830 to 5.830     41,190,762
                                                                                                                      ------------
                                                                                                                        51,063,829
                                                                                                                      ------------

ASSET-BACKED--MISCELLANEOUS--10.96%
       15,000   Asset Securitization Cooperative Corporation ...........         01/26/00                5.420          14,805,783
       25,000   Asset Securitization Cooperative Corporation ...........         03/14/00                5.542*         25,000,000
        5,724   Enterprise Funding Corporation .........................         01/19/00                5.430           5,655,794
       25,000   Falcon Asset Securitization Corporation ................         01/21/00                5.880          24,669,250
       16,226   Parthenon Receivables Funding LLC ......................         11/02/99                5.370          16,223,580
       20,000   Receivables Capital Corporation ........................         01/14/00                5.800          19,761,555
       28,449   Triple A One Funding Corporation .......................   11/29/99 to 01/18/00     5.360 to 5.440      28,254,221
       30,000   Variable Funding Capital Corporation ...................   01/11/00 to 01/19/00     5.410 to 5.820      29,647,778
       25,000   Variable Funding Capital Corporation ...................         03/16/00                5.507*         25,000,000
                                                                                                                      ------------
                                                                                                                       189,017,961
                                                                                                                      ------------

AUTO & TRUCK--2.89%
       50,000   BMW US Capital Incorporated ............................         11/29/99                5.280          49,794,667
                                                                                                                      ------------

BANKING--6.54%
       20,000   Abbey National North America ...........................         01/24/00                4.920          19,770,400
       50,000   Banque et Caisse d'Epargne de L'Etat ...................         11/08/99                5.350          49,947,986
       43,302   BCI Funding Corporation ................................         11/23/99                5.310          43,161,485
                                                                                                                      ------------
                                                                                                                       112,879,871
                                                                                                                      ------------

BROKER-DEALER--1.74%
       30,000   Morgan Stanley, Dean Witter & Company ..................         01/26/00                5.610*         30,000,000
                                                                                                                      ------------

MITCHELL HUTCHINS LIR SELECT MONEY FUND

  PRINCIPAL
   AMOUNT                                                                        MATURITY              INTEREST
   (000)                                                                          DATES                  RATES              VALUE
  --------                                                                       --------              --------             -----
COMMERCIAL PAPER@--(CONCLUDED)
BUSINESS SERVICES--1.45%
      $25,000   First Data Corporation .................................         11/16/99                5.270%       $ 24,945,104
                                                                                                                      ------------

CONSUMER PRODUCTS--2.78%
       48,000   Fortune Brands Incorporated ............................         11/01/99                5.320          48,000,000
                                                                                                                      ------------

DRUGS, HEALTHCARE--2.02%
       35,000   Pfizer Incorporated ....................................         11/19/99                5.270          34,907,775
                                                                                                                      ------------

ELECTRONICS--1.62%
       28,000   SIEMENS CAPITAL CORPORATION ............................         11/01/99                5.300          28,000,000

ENERGY--1.89%
       32,598   Mobil Australia Finance Company ........................         11/05/99                5.250          32,578,984
                                                                                                                      ------------

FINANCE--CONDUIT--1.73%
       30,000   UBS Finance (Delaware) LLC .............................         12/10/99                4.840          29,842,700
                                                                                                                      ------------
FINANCE--CONSUMER--1.74%
       30,000   Transamerica Finance Corporation .......................         11/04/99                5.260          29,986,850
                                                                                                                      ------------
FINANCE--SUBSIDIARY--1.69%
       10,000   Dresdner U.S. Finance ..................................         01/18/00                4.930           9,893,183
       19,200   National Australia Funding (Delaware) Incorporated .....         11/01/99                5.320          19,200,000
                                                                                                                      ------------
                                                                                                                        29,093,183
                                                                                                                      ------------
MACHINERY--1.05%
       18,100   Caterpillar Financial Services .........................         11/17/99                5.260          18,057,686
                                                                                                                      ------------
METALS & MINING--0.57%
       10,000   Rio Tinto America Incorporated .........................         01/24/00                4.930           9,884,967
                                                                                                                      ------------
PRINTING & PUBLISHING--2.90%
       50,000   Gannett Company ........................................         11/01/99                5.330          50,000,000
                                                                                                                      ------------
RETAIL--MERCHANDISE--2.95%
       51,000   Wal-Mart Stores Incorporated ...........................   11/02/99 to 11/16/99     5.280 to 5.300      50,930,908
                                                                                                                      ------------
TELECOMMUNICATIONS--1.14%
       20,000   Lucent Technologies Incorporated .......................         01/26/00                4.910          19,765,411
                                                                                                                      ------------
UTILITY-ELECTRIC--2.91%
       50,644   Southern Company .......................................   11/24/99 to 01/26/00     5.310 to 5.350      50,231,443
                                                                                                                      ------------
Total Commercial Paper (cost--$980,305,404) ............................                                               980,305,404
                                                                                                                      ------------
DOMESTIC MASTER NOTES--8.69%
BROKER-DEALER--8.69%
       40,000   Bank of America Securities, LLC ........................         11/01/99                5.575          40,000,000
       40,000   Bear Stearns Companies Incorporated ....................         11/01/99                5.575          40,000,000
       40,000   Goldman Sachs Group L.P. ...............................         11/01/99                5.406          40,000,000
       30,000   Morgan Stanley, Dean Witter & Company ..................         11/01/99                5.475          30,000,000
                                                                                                                      ------------
Total Domestic Master Notes (cost--$150,000,000) .......................                                               150,000,000
                                                                                                                      ------------
SHORT-TERM CORPORATE OBLIGATIONS--5.57%

ASSET-BACKED--FINANCE--2.60%
       45,000   Beta Finance Incorporated ..............................   01/19/00 to 08/14/00     5.130 to 5.900      45,000,000
                                                                                                                      ------------

MITCHELL HUTCHINS LIR SELECT MONEY FUND

  PRINCIPAL
   AMOUNT                                                                        MATURITY              INTEREST
   (000)                                                                          DATES                  RATES              VALUE
  --------                                                                       --------              --------             -----
Short-Term Corporate Obligations--(concluded)

AUTO & TRUCK--0.88%
$      15,000   Ford Motor Credit Corporation ..........................         08/15/00                6.850%     $   15,123,381
                                                                                                                    --------------

BANKING--1.22%
        6,000   Bank One Corporation ...................................         10/20/00                6.158*          5,994,777
       15,000   Bank One Corporation ...................................         10/26/00                6.159*         14,986,721
                                                                                                                    --------------
                                                                                                                        20,981,498
                                                                                                                    --------------

FINANCE--AIRCRAFT--0.29%
        5,000   International Lease Financing ..........................         09/01/00                6.310           5,010,411
                                                                                                                    --------------

FINANCE--DIVERSIFIED--0.58%
       10,000   Associates Corporation of North America ................         02/15/00                6.200          10,027,856
                                                                                                                    --------------
Total Short-Term Corporate Obligations (cost--$96,143,146) .............                                                96,143,146
                                                                                                                    --------------
REPURCHASE AGREEMENT--2.90%
       50,000   Repurchase Agreement dated 10/29/99 with Deutsche Bank
                   Securities Inc. collateralized by $13,676,094 CSC Holdings
                   Inc., 7.625% due 07/15/18, and $39,444,044 FF Holdings
                   Corp., 14.250% due 10/02/02 (value--$51,769,624);
                   proceeds; $50,021,750 .....................................   11/01/99                5.220          50,000,000
                                                                                                                    --------------

TIME DEPOSITS--11.01%
       50,000   Dresdner Bank AG .......................................         11/01/99                5.281          50,000,000
       70,000   State Street Bank & Trust Co. ..........................         11/01/99                5.313          70,000,000
       70,000   Westdeutsche Landesbank Girozentrale ...................         11/01/99                5.313          70,000,000
                                                                                                                    --------------
Total Time Deposits (cost--$190,000,000) ...............................                                               190,000,000
                                                                                                                    --------------

  NUMBER OF
   SHARES
  --------

MONEY MARKET FUNDS--0.82%
      781,082   AIM Liquid Money Market Fund .....................................................................         781,082
   13,351,973   Provident Temp Money Market Fund .................................................................      13,351,973
                                                                                                                    --------------
Total Money Market Funds (cost--$14,133,055) .....................................................................      14,133,055
                                                                                                                    --------------

Total Investments (cost--$1,648,522,522 which approximates cost for federal
  income tax purposes)--95.55%                                                                                       1,648,522,522
Other assets in excess of liabilities--4.55%+ ....................................................................      76,864,146
                                                                                                                    --------------
Net Assets (applicable to 1,725,386,709 Institutional shares outstanding at $1.00 per share)--100.00%.............  $1,725,386,668
                                                                                                                    ==============

----------------
* Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of October 31, 1999 and reset periodically.
@  Interest rates shown are the discount rates at date of purchase.
+ Includes proceeds of illiquid securities sold representing 4.49% of net assets settling November 1999 and December 1999.

                       Weighted Average Maturity--38 Days

                 See accompanying notes to financial statements
6

MITCHELL HUTCHINS LIR SELECT MONEY FUND


STATEMENT OF OPERATIONS


                                                                   FOR THE SIX
                                                                  MONTHS ENDED
                                                                OCTOBER 31, 1999
                                                                   (UNAUDITED)
                                                                ----------------

INVESTMENT INCOME:
Interest ....................................................      $39,794,958
                                                                   -----------

EXPENSES:
Management fee ..............................................        1,365,830
Trustees' fees ..............................................            5,250
                                                                   -----------
                                                                     1,371,080

Less: Fee waivers from adviser ..............................         (378,466)
                                                                   -----------
Net expenses ................................................          992,614
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........      $38,802,344
                                                                   ===========


                 See accompanying notes to financial statements

MITCHELL HUTCHINS LIR SELECT MONEY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE SIX    FOR THE PERIOD
                                                                        MONTHS ENDED    AUGUST 10, 1998+
                                                                      OCTOBER 31, 1999         TO
                                                                         (UNAUDITED)     APRIL 30, 1999
                                                                      ----------------  ----------------
FROM OPERATIONS:
Net investment income ..............................................   $    38,802,344    $    31,577,997
Net realized losses from investment transactions ...................                --                (41)
                                                                       ---------------    ---------------
Net increase in net assets resulting from operations ...............        38,802,344         31,577,956
                                                                       ---------------    ---------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional Shares ........................       (38,802,344)       (31,570,819)
Net investment income--Financial Intermediary Shares ...............                --             (7,178)
                                                                       ---------------    ---------------
Total dividends to shareholders ....................................       (38,802,344)       (31,577,997)
                                                                       ---------------    ---------------

NET INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS ...       402,579,753      1,322,706,956
                                                                       ---------------    ---------------
Net increase in net assets .........................................       402,579,753      1,322,706,915
NET ASSETS:
Beginning of period ................................................     1,322,806,915            100,000
                                                                       ---------------    ---------------
End of period ......................................................   $ 1,725,386,668    $ 1,322,806,915
                                                                       ===============    ===============

---------------
+ Commencement of operations.


                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Mitchell Hutchins LIR Select Money Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of Mitchell Hutchins LIRMoney Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. Prior to commencement of operations, August 10, 1998, the Fund had no activity other than the sale of 100,000 Institutional shares on July 22, 1998 to Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment adviser and an asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), for $100,000.

     The Fund currently offers two classes of shares, Institutional shares and Financial Intermediary shares. Each class represents interests in the same assets of the Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and, to the extent that matters pertaining to the Shareholder Services Plan or to the Financial Intermediary shares are submitted to shareholders for approval, only the holders of Financial Intermediary shares are entitled to vote thereon. For the six months ended October 31, 1999, there were no Financial Intermediary shares outstanding.

     The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

     VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

     REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event that a counterparty defaults on its obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

     The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

NOTES TO FINANCIAL STATEMENTS

INVESTMENT ADVISER AND ADMINISTRATOR

     The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at an annual rate of 0.18% of the Fund's average daily net assets. At October 31, 1999, the Fund owed Mitchell Hutchins $206,561 in management fees.

     Under the Advisory Contract, Mitchell Hutchins has agreed to pay all Fund expenses other than the management fees, the fees payable pursuant to the Shareholder Service Plan adopted by the Trust with respect to the Fund's Financial Intermediary shares, fees and expenses (including counsel fees) of those trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940, as amended) ("Independent Trustees"), interest, taxes and the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which the Trust or Fund is a party and of indemnifying officers and trustees of the Trust.) Although Mitchell Hutchins is not obligated to pay the fees and expenses of the Independent Trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. Mitchell Hutchins had agreed to waive 6 basis points (0.06%) of its 18 basis points (0.18%) management fee from May 1, 1999 through August 31, 1999. From September 1, 1999 through January 31, 2000, Mitchell Hutchins has also agreed to waive 3 basis points (0.03%) of its 18 basis points (0.18%). At October 31, 1999, management fees were 15 basis points (0.15%). For the six months ended October 31, 1999, Mitchell Hutchins voluntarily waived $378,466 of its management fees.

OTHER LIABILITIES

   At October 31, 1999, dividends payable were $7,004,390.

FEDERAL TAX STATUS
   The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

SHAREHOLDER SERVICE PLAN AND AGREEMENT

   Under a Shareholder Service Plan and Agreement with respect to its Financial Intermediary shares, the Fund pays PaineWebber monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under Service Agreements with those financial intermediaries, PaineWebber pays an identical fee to the financial intermediaries for certain support services that they provide to the beneficial owners of the Financial Intermediary shares.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


MONEY MARKET FUND BOND

   Effective September 30, 1999, the LIR Select Money Fund obtained an insurance bond that provides limited coverage for certain loss events involving certain money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bond provides for coverage up to $200 million for a number of funds with a deductible of 10 basis points (0.10%) of the total assets of the Fund for First Tier Securities and 50 basis points (0.50%) of the total assets of the Fund for Second Tier Securities, in each case determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the bond, the Fund would expect to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which is generally no later than the maturity of the security. While the policy is intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so. The Adviser pays the premium on behalf of the Fund. For the period September 30, 1999 to October 31, 1999, the LIR Select Money Fund did not use this insurance bond.

SHARES OF BENEFICIAL INTEREST

     There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:


                                                                                          FINANCIAL
                                                  INSTITUTIONAL SHARES               INTERMEDIARY SHARES**
                                           ------------------------------------      -------------------
                                                                 FOR THE PERIOD         FOR THE PERIOD
                                              FOR THE SIX       AUGUST 10, 1998*      DECEMBER 29, 1998*
                                             MONTHS ENDED              TO                     TO
                                           OCTOBER 31, 1999      APRIL 30, 1999        FEBRUARY 9, 1999
                                           ----------------      --------------        ----------------
Shares sold ..........................      12,810,329,941       11,625,182,358            3,252,333
Shares repurchased ...................     (12,434,620,153)     (10,320,925,101)          (3,252,333)
Dividends reinvested .................          26,869,965           18,449,699                    0
                                           ---------------      ---------------           ----------
Net Increase in shares outstanding ...         402,579,753        1,322,706,956                    0
                                           ===============      ===============           ==========

----------
*  Commencement of issuance of shares.
** For the six months ended October 31, 1999, there were no transactions in Financial Intermediary shares.

MITCHELL HUTCHINS LIR SELECT MONEY FUND


FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                                                                       FINANCIAL
                                                                   INSTITUTIONAL SHARES            INTERMEDIARY SHARES
                                                        -------------------------------------      -------------------
                                                           FOR THE SIX        FOR THE PERIOD         FOR THE PERIOD
                                                          MONTHS ENDED        AUGUST 10, 1998       DECEMBER 29, 1998
                                                        OCTOBER 31, 1999             TO                     TO
                                                           (UNAUDITED)         APRIL 30, 1999       FEBRUARY 9, 1999(2)
                                                        ----------------       --------------      -------------------
Net asset value, beginning of period .................        $  1.00               $  1.00                 $  1.00
                                                           ----------            ----------          --------------
Net investment income ................................          0.026                 0.037                   0.006
Dividends from net investment income .................         (0.026)               (0.037)                 (0.006)
                                                           ----------            ----------          --------------
Net asset value, end of period .......................        $  1.00               $  1.00                 $  1.00
                                                           ==========            ==========          ==============
Total investment return (1) ..........................           2.59%                 3.81%                   0.57%
                                                           ==========            ==========          ==============
Ratios/Supplemental Data:
Net assets, end of period (000's) ....................     $1,725,387            $1,322,807                      --
Expenses to average net assets net of
  waivers from adviser ...............................           0.13%*                0.07%*                  0.32%*
Expenses to average net assets before
  waivers from adviser ...............................           0.18%*                0.18%*                  0.43%*
Net investment income to average net assets net of
  waivers from adviser ...............................           5.09%*                5.06%*                  4.81%*
Net investment income to average net assets before
  waivers from adviser ...............................           5.04%*                4.95%*                  4.70%*

----------
+  Issuance of shares.
*  Annualized.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for periods of less than one year has not been annualized.

(2) At February 9, 1999, there were no longer any Financial Intermediary shares outstanding. Any further subscriptions of such shares would be at a $1.00 per share.

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

                      [This Page Intentionally Left Blank]

================================================================================
TRUSTEES

E. Garrett Bewkes, Jr.          Meyer Feldberg
CHAIRMAN                        George W. Gowen
Margo N. Alexander              Frederic V. Malek
Richard Q. Armstrong            Carl W. Schafer
Richard R. Burt                 Brian M. Storms
Mary C. Farrell

PRINCIPAL OFFICERS

Margo N. Alexander              Paul H. Schubert
PRESIDENT                       VICE PRESIDENT AND TREASURER
Victoria E. Schonfeld           Dennis L. McCauley
VICE PRESIDENT                  VICE PRESIDENT
Dianne E. O'Donnell             Kris Dorr
VICE PRESIDENT AND SECRETARY    VICE PRESIDENT

INVESTMENT ADVISER AND
ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019

DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE TRUST WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER FINANCIAL ADVISOR OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

PaineWebber offers a family of 28 funds which encompass a diversified range of investment goals.

BOND FUNDS

o High Income Fund

o Investment Grade Income Fund

o Low Duration U.S. Government Income Fund

o Strategic Income Fund

o U.S. Government Income Fund

TAX-FREE BOND FUNDS

o California Tax-Free Income Fund

o Municipal High Income Fund

o National Tax-Free Income Fund

o New York Tax-Free Income Fund

STOCK FUNDS

o Financial Services Growth Fund

o Growth Fund

o Growth and Income Fund

o Mid Cap Fund

o Small Cap Fund

o S&P 500 Index Fund

o Strategy Fund

o Tax-Managed Equity Fund

o Utility Income Fund

Asset Allocation Funds

o Balanced Fund

o Tactical Allocation Fund

GLOBAL FUNDS

o Asia Pacific Growth Fund

o Emerging Markets Equity Fund

o Global Equity Fund

o Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS

o Aggressive Portfolio

o Moderate Portfolio

o Conservative Portfolio

PaineWebber Money Market Fund

                                  PAINEWEBBER
                       (C) 1999 PaineWebber Incorporated
                                  Member sipc
                              All rights reserved.

================================================================================

MITCHELL HUTCHINS

LIR SELECT

MONEY FUND



OCTOBER 31, 1999


SEMIANNUAL REPORT